Annual Total Returns - VIPIndex500Portfolio-InitialServiceService2PRO - VIPIndex500Portfolio-InitialServiceService2PRO - VIP Index 500 Portfolio - VIP Index 500 Portfolio - Initial Class	Apr. 29, 2023
Bar Chart Table:
Annual Return 2013	32.25%
Annual Return 2014	13.57%
Annual Return 2015	1.33%
Annual Return 2016	11.86%
Annual Return 2017	21.71%
Annual Return 2018	(4.49%)
Annual Return 2019	31.35%
Annual Return 2020	18.24%
Annual Return 2021	28.58%
Annual Return 2022	(18.21%)